INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVENTORIES
Inventory, gross	¥ 40,922	$ 5,764	¥ 85,442
Less: inventory provision	(575)	(81)	(607)
Total inventories	40,347	5,683	84,835
Medicine
INVENTORIES
Inventory, gross	4,036	568	9,896
Medical material
INVENTORIES
Inventory, gross	36,037	5,076	72,971
Low-value consumables
INVENTORIES
Inventory, gross	¥ 849	$ 120	¥ 2,575